Share Capital (Summary of Shares Issued) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Line Items]
Beginning Balance	$ 13,519	$ 13,748
Ending Balance		13,519	$ 13,748
Purchase of treasury shares	$ 73	560	190
Increase (decrease) through share-based payment transactions, equity		$ 45	$ 25
Number of Common Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	481,962,233	491,025,446	494,551,730
Ending Balance		481,962,233	491,025,446
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		$ 275	$ 110
Increase (decrease) through share-based payment transactions, equity		46	20
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		10	20
Increase (decrease) through share-based payment transactions, equity		(1)	5
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		0	0
Increase (decrease) through share-based payment transactions, equity		0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		275	60
Increase (decrease) through share-based payment transactions, equity		0	0
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		560	190
Increase (decrease) through share-based payment transactions, equity		45	25
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares		0	0
Increase (decrease) through share-based payment transactions, equity		$ 0	$ 0